Commitments and Contingencies (Predecessor)	12 Months Ended
Dec. 31, 2024
Robin Energy Ltd. Predecessor [Member]
Commitments and Contingencies [Abstract]
Commitments and Contingencies
7.	Commitments and Contingencies:

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with pool operators, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying combined carve-out financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. As of the date of these combined carve-out financial statements, management was not aware of any such claims or contingent liabilities that should be disclosed or for which a provision should be established in the accompanying combined carve-out financial statements. The Company is covered for liabilities associated with the vessels’ actions to the maximum limits as provided by Protection and Indemnity (“P&I”) Clubs, members of the International Group of P&I Clubs.